Financing Activities - Schedule of Warrants Outstanding (Details)	3 Months Ended
Mar. 31, 2016 $ / shares shares
Financing Activities - Schedule Of Warrants Outstanding Details
Warrants Outstanding and exercisable Beginning | shares
Granted | shares	470,000
Exercised | shares
Warrants Outstanding and exercisable Ending | shares	470,000
Weighted Average Exercise Price Outstanding and exercisable Beginning | $ / shares
Weighted Average Exercise Price Granted | $ / shares	$ 0.50
Weighted Average Exercise Price Exercised | $ / shares
Weighted Average Exercise Price Warrants Outstanding and exercisable Ending | $ / shares	$ 0.50